OIL AND NATURAL GAS PROPERTIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Extractive Industries [Abstract]
Evaluated costs subject to amortization
Unevaluated costs		5,373,207	569,551
Total capitalized costs		5,373,207	569,551
Less accumulated depreciation, depletion and amortization
Total oil and natural gas properties			$ 569,551